12. Income Taxes (Details 3) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Components of the deferred tax asset:
Bad debts	$ 1,794,672	$ 1,704,039
Deferred compensation	302,166	243,972
Contingent liability - MPF program	45,042	45,042
OREO write down	13,940	20,400
Capital lease	63,228	69,567
Unrealized loss on securities available-for-sale	46,765	23,385
Other	22,837	28,733
Total deferred tax asset	2,288,650	2,135,138
Components of the deferred tax liability:
Depreciation	219,304	154,546
Limited partnerships	52,109	44,244
Mortgage servicing rights	411,636	439,647
Investment in CFSG Partners	115,035	101,848
Core deposit intangible	92,715	185,431
Fair value adjustment on acquired loans	21,930	29,444
Total deferred tax liability	912,729	955,160
Net deferred tax asset	$ 1,375,921	$ 1,179,978